Submission	Aug. 28, 2026
Submission [Line Items]
Central Index Key	0000903419
Registrant Name	ALERUS FINANCIAL CORP
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES